DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
DEFERRED REVENUE
5. DEFERRED REVENUE

Scanner reimbursement revenue

The Company generally provides its SurgiCounter™ scanners and related software to most hospitals at no cost when they adopt its Safety-Sponge® System. Under the Company's existing distribution agreement with Cardinal Health, Inc. (“Cardinal Health”), Cardinal Health has agreed to reimburse the Company for a percentage of the scanner costs supplied to certain hospitals. Payments received from Cardinal Health relating to scanner cost reimbursements are deferred, and recognized as revenue on a pro-rata basis over the life of the scanner (which approximates the term of the hospital purchase commitment).

10. DEFERRED REVENUE

Deferred revenues consist of the following:

	December 31, 2011	December 31, 2010

Cardinal Health advance payment on forward order	$—	$1,079,434
Scanner reimbursement deferred revenue	545,027	398,286
Total	$545,027	$1,477,720

Cardinal Health advance payment on purchase order

In connection with the execution of the Supply and Distribution Agreement in November 2009, Cardinal Health issued a $10.0 million stocking purchase order for products used in our Safety-Sponge® System that called for deliveries of stocking inventory over a 12-month period (the “Forward Order”). Cardinal Health paid the Company $8.0 million as partial pre-payment of the Forward Order, and agreed to pay $2.0 million directly to A Plus, to pay for product when A Plus invoiced the Company. Cardinal Health also agreed to maintain normal ordering patterns and volumes for purchasing our Safety-Sponge® products throughout 2011 and not to use any of the inventory delivered under the Forward Order to meet immediate hospital demand. In late 2010 Cardinal Health requested to change the product mix of the Forward Order. The Company agreed to this change, however, because the products Cardinal Health requested were not immediately available, and Cardinal Health agreed to take delivery of the remaining inventory on a modified schedule. For the years ended December 31, 2011 and 2010 the Company delivered $1.1 million and $8.9 million ($6.9 million from the Company and $2.0 million from A Plus) of the Forward Order, respectively.

Scanner reimbursement revenue

The Company provides its SurgiCounter™ scanners and related software to most hospitals at no cost when they adopt its Safety-Sponge® System. Under the distribution agreement with Cardinal Health, Cardinal Health has agreed to reimburse the Company for a percentage of the scanner costs supplied to certain hospitals. Payments received from Cardinal Health relating to scanner cost reimbursements are deferred, and recognized as revenue on a pro-rata basis over the life of the scanner (which approximates the term of the hospital purchase commitment).